Vessels (Details 1) - 12 months ended Dec. 31, 2016	Total	Total	DWT
Property, Plant and Equipment [Line Items]
Number of vessels owned		42
DWT		159,500	456,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Number of vessels owned		16
DWT		1,316,000
Ultramax
Property, Plant and Equipment [Line Items]
Number of vessels owned		26
DWT			1,603,800
DWT of Vessels owned [Domain]
Property, Plant and Equipment [Line Items]
DWT		2,919,800
SBI Hera | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			60,200
SBI Zeus | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			60,200
SBI Poseidon | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			60,200
SBI Rock | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT		82,000
SBI Sousta | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT		82,000
SBI Reggae | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT		82,000
SBI Zumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT		82,000
SBI Lambada | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT		82,000
SBI Apollo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			60,200
SBI Achilles | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			61,000
SBI Hermes | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			61,000
SBI Hyperion | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			61,000
SBI Tethys | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			61,000
SBI Hercules | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			64,000
SBI Perseus | Ultramax
Property, Plant and Equipment [Line Items]
DWT			64,000
SBI Phoebe | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT			64,000
SBI Antares | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Athena | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		64,000
SBI Bravo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Leo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Echo | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Lyra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Tango | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Maia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Hydra | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Subaru | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Pegasus | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		64,000
SBI Ursa | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		61,000
SBI Thalia | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT			64,000
SBI Cronos | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT			61,000
SBI Orion | Ultramax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT			64,000
SBI Cakewalk | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2014
DWT		82,000
SBI Charleston | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2014
DWT		82,000
SBI Samba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		84,000
SBI Macarena | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2016
DWT		82,000
SBI Rumba | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		84,000
SBI Capoeira | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Electra | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Carioca | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Conga | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Flamenco | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000
SBI Bolero | Kamsarmax
Property, Plant and Equipment [Line Items]
Year built	2015
DWT		82,000